Financial Information by Segment (Tables)	3 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Schedule of the Relative Size of Revenue Recognized in each Reportable Segment	The following table shows the relative size of the revenue recognized in each of the Company’s reportable segment:

	Three months ended March 31,
	2019	2018
Rubber	66%	65%
Specialty	34%	35%

Schedule of Segment Information
Segment reconciliation as of and for the three months ended March 31, 2019 and 2018:

	Rubber	Specialties	Corporate and other	Total
	(In thousands)
2019
Revenues from external customers	$253,128	$131,586	$—	$384,714
Adjusted EBITDA	$35,165	$29,402	$—	$64,567
Corporate Charges	—	—	(5,636)	(5,636)
Depreciation and amortization of intangible assets and property, plant and equipment	(13,765)	(10,330)	—	(24,095)
Excluding equity in earnings of affiliated companies	(137)	—	—	(137)
Income from operations before income taxes and finance costs	21,263	19,072	(5,636)	34,699
Interest and other financial expense, net	—	—	(6,443)	(6,443)
Income tax expense	—	—	(9,439)	(9,439)
Equity in earnings of affiliated companies, net of tax	137	—	—	137
Net income				$18,954
2018
Revenues from external customers	$265,028	$141,671	$—	$406,699
Adjusted EBITDA	$35,656	$40,336	$—	$75,992
Corporate Charges	—	—	(5,720)	(5,720)
Depreciation and amortization of intangible assets and property, plant and equipment	(14,904)	(9,886)	—	(24,790)
Excluding equity in earnings of affiliated companies	(149)	—	—	(149)
Income from operations before income taxes and finance costs	20,603	30,450	(5,720)	45,333
Interest and other financial expense, net	—	—	(8,382)	(8,382)
Income tax expense	—	—	(10,346)	(10,346)
Equity in earnings of affiliated companies, net of tax	149	—	—	149
Net income				$26,754